Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2021
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2020 and 2021, are as follows:

	Six months ended September 30, 2020
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2020	¥(5,001)	¥1,457	¥(26,375)	¥(72,471)	¥(16,142)	¥(118,532)

Net unrealized gains (losses) on investment in securities, net of tax of ¥449 million	1,190					1,190
Reclassification adjustment included in net income, net of tax of ¥(17) million	689					689
Debt valuation adjustments, net of tax of ¥196 million		(508)				(508)
Reclassification adjustment included in net income, net of tax of ¥11 million		(26)				(26)
Defined benefit pension plans, net of tax of ¥105 million			(259)			(259)
Reclassification adjustment included in net income, net of tax of ¥(178) million			384			384
Foreign currency translation adjustments, net of tax of ¥(3,466) million				(10,257)		(10,257)
Reclassification adjustment included in net income, net of tax of ¥(679) million				1,508		1,508
Net unrealized gains (losses) on derivative instruments, net of tax of ¥793 million					(2,106)	(2,106)
Reclassification adjustment included in net income, net of tax of ¥(473) million					1,586	1,586

Total other comprehensive income (loss)	1,879	(534)	125	(8,749)	(520)	(7,799)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	8	0	(2)	(1,798)	5	(1,787)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(280)	0	(280)

Balance at September 30, 2020 *	¥(3,130)	¥923	¥(26,248)	¥(79,142)	¥(16,667)	¥(124,264)

*	As of September 30, 2020, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Six months ended September 30, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2021	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(4,353) million	12,378					12,378
Reclassification adjustment included in net income, net of tax of ¥1,204 million	(4,058)					(4,058)
Debt valuation adjustments, net of tax of ¥17 million		(46)				(46)
Reclassification adjustment included in net income, net of tax of ¥6 million		(15)				(15)
Defined benefit pension plans, net of tax of ¥24 million			(38)			(38)
Reclassification adjustment included in net income, net of tax of ¥(74) million			187			187
Foreign currency translation adjustments, net of tax of ¥(1,341) million				14,380		14,380
Reclassification adjustment included in net income, net of tax of ¥(267) million				552		552
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(64) million					348	348
Reclassification adjustment included in net income, net of tax of ¥(593) million					1,822	1,822

Total other comprehensive income (loss)	8,320	(61)	149	14,932	2,170	25,510

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(1)	615	68	682

Balance at September 30, 2021 *	¥(7,888)	¥497	¥(20,923)	¥(22,139)	¥(9,369)	¥(59,822)

*	As of September 30, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended September 30, 2020 and 2021, are as follows:

	Three months ended September 30, 2020
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2020	¥(6,412)	¥1,025	¥(26,277)	¥(73,524)	¥(17,516)	¥(122,704)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(1,186) million	3,591					3,591
Reclassification adjustment included in net income, net of tax of ¥230 million	(306)					(306)
Debt valuation adjustments, net of tax of ¥34 million		(90)				(90)
Reclassification adjustment included in net income, net of tax of ¥6 million		(12)				(12)
Defined benefit pension plans, net of tax of ¥64 million			(164)			(164)
Reclassification adjustment included in net income, net of tax of ¥(89) million			192			192
Foreign currency translation adjustments, net of tax of ¥503 million				(7,997)		(7,997)
Reclassification adjustment included in net income, net of tax of ¥(234) million				521		521
Net unrealized gains (losses) on derivative instruments, net of tax of ¥270 million					181	181
Reclassification adjustment included in net income, net of tax of ¥(35) million					684	684

Total other comprehensive income (loss)	3,285	(102)	28	(7,476)	865	(3,400)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	3	0	(1)	(1,682)	16	(1,664)

Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	(176)	0	(176)

Balance at September 30, 2020 *	¥(3,130)	¥923	¥(26,248)	¥(79,142)	¥(16,667)	¥(124,264)

*	As of September 30, 2020, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Three months ended September 30, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2021	¥(9,827)	¥534	¥(21,119)	¥(27,553)	¥(10,608)	¥(68,573)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(1,713) million	5,856					5,856
Reclassification adjustment included in net income, net of tax of ¥1,173 million	(3,917)					(3,917)
Debt valuation adjustments, net of tax of ¥11 million		(29)				(29)
Reclassification adjustment included in net income, net of tax of ¥3 million		(8)				(8)
Defined benefit pension plans, net of tax of ¥(22) million			106			106
Reclassification adjustment included in net income, net of tax of ¥(34) million			90			90
Foreign currency translation adjustments, net of tax of ¥1,996 million				5,635		5,635
Reclassification adjustment included in net income, net of tax of ¥(113) million				256		256
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(51) million					66	66
Reclassification adjustment included in net income, net of tax of ¥(394) million					1,212	1,212

Total other comprehensive income (loss)	1,939	(37)	196	5,891	1,278	9,267

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	477	39	516

Balance at September 30, 2021 *	¥(7,888)	¥497	¥(20,923)	¥(22,139)	¥(9,369)	¥(59,822)

*	As of September 30, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)
Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2020 and 2021 are as follows:

	Six months ended September 30, 2020
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥368	Gains on investment securities and dividends
Sales of debt securities	3,921	Life insurance premiums and related investment income
Amortization of debt securities	(1,129)	Finance revenues
Amortization of debt securities	(627)	Life insurance premiums and related investment income
Others	(3,239)	Write-downs of securities and other

	(706)	Total before income tax
	17	Income tax (expense) or benefit

	¥(689)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥37	Life insurance costs

	37	Total before income tax
	(11)	Income tax (expense) or benefit

	¥26	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥236	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(797)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(562)	Total before income tax
	178	Income tax (expense) or benefit

	¥(384)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(2,211)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation, other	24	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(2,187)	Total before income tax
	679	Income tax (expense) or benefit

	¥(1,508)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(546)	Interest expense
Foreign exchange contracts	(149)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,364)	Interest expense/Other (income) and expense

	(2,059)	Total before income tax
	473	Income tax (expense) or benefit

	(1,586)	Net of tax

	Six months ended September 30, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,177	Gains on investment securities and dividends
Sales of debt securities	1,415	Life insurance premiums and related investment income
Amortization of debt securities	58	Finance revenues
Amortization of debt securities	(347)	Life insurance premiums and related investment income
Others	(41)	Write-downs of securities

	5,262	Total before income tax
	(1,204)	Income tax (expense) or benefit

	¥4,058	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥21	Life insurance costs

	21	Total before income tax
	(6)	Income tax (expense) or benefit

	¥15	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥201	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(461)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(261)	Total before income tax
	74	Income tax (expense) or benefit

	¥(187)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(898)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	79	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(819)	Total before income tax
	267	Income tax (expense) or benefit

	¥(552)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(542)	Interest expense
Foreign exchange contracts	(124)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,749)	Interest expense/Other (income) and expense

	(2,415)	Total before income tax
	593	Income tax (expense) or benefit

	¥(1,822)	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended September 30, 2020 and 2021 are as follows:

Details about accumulated other comprehensive income components	Three months ended September 30, 2020
	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥1,017	Gains on investment securities and dividends
Sales of debt securities	2,649	Life insurance premiums and related investment income
Amortization of debt securities	(566)	Finance revenues
Amortization of debt securities	(318)	Life insurance premiums and related investment income
Others	(2,246)	Write-downs of securities and other

	536	Total before income tax
	(230)	Income tax (expense) or benefit

	¥306	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥18	Life insurance costs

	18	Total before income tax
	(6)	Income tax (expense) or benefit

	¥12	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥120	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(400)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(281)	Total before income tax
	89	Income tax (expense) or benefit

	¥(192)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(755)	Interest expense

	(755)	Total before income tax
	234	Income tax (expense) or benefit

	¥(521)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(287)	Interest expense
Foreign exchange contracts	(70)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(362)	Interest expense/Other (income) and expense

	(719)	Total before income tax
	35	Income tax (expense) or benefit

	¥(684)	Net of tax

	Three months ended September 30, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,964	Gains on investment securities and dividends
Sales of debt securities	1,319	Life insurance premiums and related investment income
Amortization of debt securities	27	Finance revenues
Amortization of debt securities	(185)	Life insurance premiums and related investment income
Others	(35)	Write-downs of securities and other

	5,090	Total before income tax
	(1,173)	Income tax (expense) or benefit

	¥3,917	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥11	Life insurance costs

	11	Total before income tax
	(3)	Income tax (expense) or benefit

	¥8	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥101	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(224)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(124)	Total before income tax
	34	Income tax (expense) or benefit

	¥(90)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(404)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	35	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(369)	Total before income tax
	113	Income tax (expense) or benefit

	¥(256)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(266)	Interest expense
Foreign exchange contracts	(75)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,265)	Interest expense/Other (income) and expense

	(1,606)	Total before income tax
	394	Income tax (expense) or benefit

	¥(1,212)	Net of tax